Options Activity and Information about Options Outstanding (Parenthetical) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
Aug. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash paid for redemption of certain option grants	$ 10.7
Share value of redeemed option grants during the period	$ 12.12